SHARE-BASED COMPENSATION (Summary of Restricted Share Activity) (Details)	12 Months Ended
Dec. 31, 2015 $ / shares shares
Number of Ordinary Shares
Balance at December 31, 2014	6,156,728
Granted	2,619,913
Settled	(2,731,726)
Forfeited	(1,197,022)
Repurchased	(910,478)
Balance at December 31, 2015	3,937,415
Vested and expected to vest at December 31, 2015	3,714,091
Weighted average grant date fair value
Balance at December 31, 2014 | $ / shares	$ 8.09
Granted | $ / shares	8.49
Settled | $ / shares	8.16
Forfeited | $ / shares	8.07
Repurchased | $ / shares	8.02
Balance at December 31, 2015 | $ / shares	8.33
Vested and expected to vest at December 31, 2015 | $ / shares	$ 8.24
2004 Plan [Member] | Cash-settled restricted share [Member]
Number of Ordinary Shares
Balance at December 31, 2014	83,580
Settled	(73,128)
Forfeited	(10,452)
Balance at December 31, 2015